Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Interest expenses due to financial institutions	€ 3,346	€ 2,564	€ 1,857
Interests expenses related to lease liabilities	3,090	2,877	2,584
Other interest expenses	675	1,033	276
Financial institution commissions	2,156	2,067	2,069
Total	€ 9,267	€ 8,541	€ 6,786